Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity (Deficit):
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	53,997,779	33,047,405
Common stock, shares outstanding	53,997,779	33,047,405
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible preferred stock, shares issued	0	230
Convertible preferred stock, shares outstanding	0	230
Convertible preferred stock, liquidation preference	$ 0	$ 2,300
Series F Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Convertible preferred stock, shares issued	1,500	0
Convertible preferred stock, shares outstanding	1,500	0
Convertible preferred stock, liquidation preference	$ 1,524	$ 0